Bank loans - Schedule of Maturities (Details) - Jun. 30, 2025	SGD ($)	USD ($)
Schedule of Maturities [Abstract]
2026	$ 69,406	$ 51,215
2027	11,088	8,182
2028	11,088	8,182
2029	391,968	311,438
Total	$ 483,550	$ 379,017